Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Registrant Name	CXApp Inc.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Address, Address Line One	Four Palo Alto Square,
Entity Address, Address Line Two	Suite 200,
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	785-7171
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Four Palo Alto Square,
Entity Address, Address Line Two	Suite 200,
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	785-7171
Contact Personnel Name	Khurram P. Sheikh